Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the
Dodd-Frank
Act) and Item 402(v) of Regulation
S-K,
we provide the following disclosure regarding executive “compensation actually paid” (CAP), calculated in accordance with SEC rules, and certain Company performance for the fiscal years listed below.
This disclosure was prepared in accordance with the requirements of Item 402(v) and does not necessarily reflect the value actually realized by our executives, how our executives’ compensation relates to Company performance, or how the MD&C Committee evaluates compensation decisions in light of Company or individual performance. For example, the MD&C Committee does not use CAP as a basis for making compensation decisions, nor does it use net income (as reflected below) for purposes of determining our executive’s incentive compensation. Please refer to our
Compensation Discussion and Analysis
for a complete description of how executive compensation relates to Company performance and how the MD&C Committee makes its compensation decisions.
The information provided under this Pay versus Performance section will not be deemed to be incorporated by reference into any filing made by the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, except to the extent the Company specifically incorporates it by reference.

Year (a)	Summary Compensation Table Total for PEO (1) ($) (b)	Compensation Actually Paid to PEO (2) ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3) ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (4) ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (6) ($) (h)	Free Cash Flow (7) ($) (i)
					Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return (5) ($) (g)

2022	13,802,119	37,002,785	5,258,220	12,358,523	189.47	180.98	3,674,000,000	2,458,000,000

2021	15,040,707	27,948,348	5,318,503	9,347,083	107.38	113.41	973,000,000	1,823,000,000

2020	14,321,225	4,161,792	5,049,645	2,445,197	56.29	66.35	(4,860,000,000)	182,000,000

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for John J. Christmann IV, our CEO and President since January 2015, for each corresponding year in the “Total” column of the
Summary Compensation Table
.

(2)
The dollar amounts reported in column (c) represent the amount of compensation actually paid to Mr. Christmann, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Christmann during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Christmann’s total compensation as reported in the
Summary Compensation Table
for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Change in the Actuarial Present Value of Pension Benefits (a) ($)	Pension Benefit Adjustments (a) ($)	Reported Value of Equity Awards (b) ($)	Total Equity Award Adjustments (c) ($)	Compensation Actually Paid to PEO ($)

2022	13,802,119	—	—	(9,479,781)	32,680,447	37,002,785

2021	15,040,707	—	—	(10,596,139)	23,503,780	27,948,348

2020	14,321,225	—	—	(10,172,011)	12,578	4,161,792

(a)	The Company does not have any defined benefit or actuarial pension plans applicable to our U.S. employees, including our NEOs.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(c)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the amounts specified in the following table, in accordance with the requirements of Item 402(v) of Regulation
S-K.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments* ($)

2022	14,735,109	16,249,187	—	779,729	—	916,422	32,680,447

2021	17,107,671	6,070,063	—	221,021	—	105,024	23,503,780

2020	5,643,936	(6,398,628)	—	392,916	—	374,355	12,578
*  Totals may not match the sum of the preceding columns due to rounding.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO
NEOs as a group in the “Total” column of the
Summary Compensation Table
in each applicable year. The names of each of the
non-PEO
NEOs included in each of the years in the table for purposes of calculating the average amounts in each year presented are Stephen J. Riney, P. Anthony Lannie, David A. Pursell, and D. Clay Bretches.

(4)
The dollar amounts reported in column (e) represent the average amount of compensation actually paid to the non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the non-PEO
NEOs as a group for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits (a) ($)	Average Pension Benefit Adjustments (a) ($)	Average Reported Value of Equity Awards (b) ($)	Average Equity Award Adjustments (c) ($)	Average Compensation Actually Paid to non-PEO NEOs ($)

2022	5,258,220	—	—	(3,331,056)	10,431,359	12,358,523

2021	5,318,503	—	—	(3,369,123)	7,397,703	9,347,083

2020	5,049,645	—	—	(3,228,199)	623,751	2,445,197

(a)	The Company does not have any defined benefit or actuarial pension plans applicable to our U.S. employees, including our NEOs.

(b)
The grant date fair value of equity awards represents the average of the total amounts reported in the “Stock Awards” and “Option Awards” columns in the
Summary Compensation Table
for the
non-PEO
NEOs for the applicable year.

(c)	The amounts deducted or added in calculating the total average equity award adjustments, using the same methodology described in footnote (2)(c) above, are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)

2022	5,177,694	4,726,618	—	254,461	—	272,586	10,431,359

2021	5,560,905	1,581,939	—	182,175	—	72,684	7,397,703

2020	2,077,200	(1,577,673)	—	34,091	—	90,133	623,751

(5)
Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones U.S. Exploration & Production Index, which is the same published industry index the Company uses for purposes of Item 201(e)(1)(ii) of Regulation
S-K.

(6)	The dollar amounts reported represent the amount of net income (loss) previously disclosed in the Company’s audited GAAP financial statements for the applicable year, as required by Regulation S-X.

(7)
Free Cash Flow for purposes of this Pay versus Performance table is calculated by taking cash flows from operations before changes in operating assets and liabilities, including Sinopec’s noncontrolling interest, and subtracts upstream capital investment and distributions to Sinopec’s noncontrolling interest. This is a different formulation of Free Cash Flow as compared to what is used in the Company’s goal metrics, as described in the
Compensation Discussion and Analysis
section.

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote [Text Block]	The names of each of the
non-PEO
	NEOs included in each of the years in the table for purposes of calculating the average amounts in each year presented are Stephen J. Riney, P. Anthony Lannie, David A. Pursell, and D. Clay Bretches.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones U.S. Exploration & Production Index, which is the same published industry index the Company uses for purposes of Item 201(e)(1)(ii) of Regulation
S-K.

PEO Total Compensation Amount	$ 13,802,119	$ 15,040,707	$ 14,321,225
PEO Actually Paid Compensation Amount	$ 37,002,785	27,948,348	4,161,792
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of compensation actually paid to Mr. Christmann, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Christmann during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Christmann’s total compensation as reported in the
Summary Compensation Table
for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Change in the Actuarial Present Value of Pension Benefits (a) ($)	Pension Benefit Adjustments (a) ($)	Reported Value of Equity Awards (b) ($)	Total Equity Award Adjustments (c) ($)	Compensation Actually Paid to PEO ($)

2022	13,802,119	—	—	(9,479,781)	32,680,447	37,002,785

2021	15,040,707	—	—	(10,596,139)	23,503,780	27,948,348

2020	14,321,225	—	—	(10,172,011)	12,578	4,161,792

Non-PEO NEO Average Total Compensation Amount	$ 5,258,220	5,318,503	5,049,645
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,358,523	9,347,083	2,445,197
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of compensation actually paid to the non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the non-PEO
NEOs as a group for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits (a) ($)	Average Pension Benefit Adjustments (a) ($)	Average Reported Value of Equity Awards (b) ($)	Average Equity Award Adjustments (c) ($)	Average Compensation Actually Paid to non-PEO NEOs ($)

2022	5,258,220	—	—	(3,331,056)	10,431,359	12,358,523

2021	5,318,503	—	—	(3,369,123)	7,397,703	9,347,083

2020	5,049,645	—	—	(3,228,199)	623,751	2,445,197

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
In our assessment, the most important fina
ncia
l pe
rform
an
ce measures us
ed to lin
k C
AP (as calculated in accordance with the SEC rules) to our NEOs in 2022 to our performance were:

● Free Cash Flow
● Cash Return on Invested Capital (CROIC)
● Cash Costs per BOE ($/BOE)
● All-in F&D ($/BOE)

Total Shareholder Return Amount	$ 189.47	107.38	56.29
Peer Group Total Shareholder Return Amount	180.98	113.41	66.35
Net Income (Loss)	$ 3,674,000,000	$ 973,000,000	$ (4,860,000,000)
Company Selected Measure Amount	2,458,000,000	1,823,000,000	182,000,000
PEO Name	John J. Christmann IV
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Non-GAAP Measure Description [Text Block]
(7)
Free Cash Flow for purposes of this Pay versus Performance table is calculated by taking cash flows from operations before changes in operating assets and liabilities, including Sinopec’s noncontrolling interest, and subtracts upstream capital investment and distributions to Sinopec’s noncontrolling interest. This is a different formulation of Free Cash Flow as compared to what is used in the Company’s goal metrics, as described in the
Compensation Discussion and Analysis
section.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cash Return on Invested Capital (CROIC)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash Costs per BOE ($/BOE)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	All-in F&D ($/BOE)
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,479,781)	$ (10,596,139)	$ (10,172,011)
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	32,680,447	23,503,780	12,578
Non-PEO NEO [Member] | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,331,056)	(3,369,123)	(3,228,199)
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 10,431,359	$ 7,397,703	$ 623,751